ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Number of ultra deepwater drilling units owned	2
Number of wholly-owned subsidiaries that own drilling rigs	3
Number of jack-up drilling rigs owned by wholly-owned subsidiaries account for using the equity method	1
Property, Plant and Equipment [Line Items]
Allowance for Doubtful Accounts Receivable	0	$ 0
Number of container vessels impaired	5
Number of long-term investments in shares which are not publicly traded	2
Offshore assets [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life (in years)	30 years
All other vessels [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life (in years)	25 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation, rate	20.00%